Income taxes	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Income taxes [Text Block]

11. Income taxes

Income taxes recoverable have not been recognized in the consolidated statements of loss and comprehensive loss, as the Company has been incurring losses since inception, and it is not probable that future taxable profits will be available against which the accumulated tax losses can be utilized.

(a) Unrecognized deferred tax assets

As at December 31, 2019 and 2018, deferred tax assets have not been recognized with respect to the following items:

	2019	2018
	$	$

Non-capital losses carried forward	33,175	24,924
Tax credits carried forward	5,905	4,986
Accounting basis of property and equipment and intangible assets in excess of tax basis	2,732	1,326
Scientific research and experimental development expenditures	9,255	7,963
Share issue costs and other	675	504
	51,742	39,703

(b) As at December 31, 2019 and 2018, the Company had available research and development expenditures of approximately $34,927 and $30,049, respectively, for income tax purposes, which may be carried forward indefinitely to reduce future years’ taxable income. As at December 31, 2019 and 2018, the Company also had unclaimed Canadian scientific research and development tax credits of $7,478 and $6,319, respectively, which are available to reduce future taxes payable with expiries from 2019 through 2038. The benefit of these expenditures and tax credits has not been recorded in the accounts.

(c) As at December 31, 2019, the Company has accumulated non-capital losses for federal and provincial income tax purposes in Canada that are available for application against future taxable income. The benefit of these losses has not been recorded in the accounts.

The non-capital tax losses expire as follows:

Federal
$
2025	3,736
2026	7,508
2027	4,706
2028	3,417
2029	3,604
2030	1,924
2031	1,592
2032	2,912
2033	2,011
2034	4,921
2035	6,646
2036	15,466
2037	26,223
2038	21,857
2039	26,009
132,532

(d) The reconciliation of the Canadian statutory income tax rate applied to the net loss for the year to the income tax expense is as follows:

	2019	2018
	$	$

Statutory income tax rate	26.5%	26.5%

Income tax recovery based on statutory income tax rate	(11,239)	(8,293)
Investment tax credits	(677)	(650)
Share-based compensation and other	1,736	(121)
Change in unrecognized tax assets	10,208	9,071

Income tax expense	28	7